UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

__________________

FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08061

__________________

Diamond Hill Funds

(Exact name of registrant as specified in charter)

__________________

325 John H. McConnell Boulevard, Suite 200

Columbus, OH 43215

(Address of principal executive offices) (Zip Code)

Thomas E. Line

325 John H. McConnell Boulevard, Suite 200

Columbus, OH 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 255-3333

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1.    Schedules of Investments.

Diamond Hill Small Cap Fund
Schedule of Investments
September 30, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 81.4%
Consumer Discretionary - 10.0%
Aaron’s, Inc. ^	573,160	$20,696,808
Callaway Golf Co. ^	375,583	3,136,118
Carter’s, Inc.	105,925	9,601,042
Global Sources Ltd. *^	365,181	3,034,654
Hillenbrand, Inc. ^	444,955	11,573,280
Horizon Global Corp. *	171,140	1,509,455
Live Nation Entertainment, Inc. *^	1,170,815	28,146,393
Steiner Leisure Ltd. *	608,907	38,470,743
Tenneco, Inc. *	475,070	21,268,884
Vail Resorts, Inc. ^	248,130	25,974,248
		163,411,625

Consumer Staples - 5.6%
B&G Foods, Inc. ^	684,395	24,946,197
Edgewell Personal Care Co.	158,880	12,964,608
Energizer Holdings, Inc.	129,105	4,997,655
Flowers Foods, Inc. ^	1,090,759	26,985,377
Post Holdings, Inc. *^	361,895	21,387,995
		91,281,832

Energy - 3.8%
Carrizo Oil & Gas, Inc. *^	141,561	4,323,273
Cimarex Energy Co.	307,590	31,521,823
Contango Oil & Gas Co. *^	368,437	2,800,121
Noble Energy, Inc.	492,832	14,873,670
Southwestern Energy Co. *^	177,485	2,252,285
Whiting Petroleum Corp. *^	427,635	6,529,986
		62,301,158

Financials - 28.4%
Alleghany Corp. *	36,757	17,206,319
American Equity Investment Life Holding Co.	267,005	6,223,887
Assured Guaranty Ltd.	335,697	8,392,425
BankUnited, Inc.	729,510	26,079,983
BOK Financial Corp. ^	186,835	12,090,093
Brown & Brown, Inc.	1,287,560	39,875,734
Colony Capital, Inc., Class A ^	444,795	8,700,190
Endurance Specialty Holdings Ltd.	331,645	20,240,294
Enstar Group Ltd. *	197,487	29,623,050

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
September 30, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 81.4% continued
Financials - 28.4% continued
First Horizon National Corp. ^	791,280	$11,220,350
First Niagara Financial Group, Inc.	658,720	6,725,531
First of Long Island Corp., The ^	265,980	7,189,439
Fortress Investment Group LLC, Class A	2,766,755	15,355,490
Greenlight Capital Re Ltd., Class A *^	185,365	4,129,932
HCC Insurance Holdings, Inc.	156,925	12,156,980
Infinity Property & Casualty Corp. ^	99,920	8,047,557
iStar Financial, Inc. REIT *^	3,366,720	42,353,338
Mid-America Apartment Communities, Inc. REIT	251,774	20,612,737
National Penn Bancshares, Inc.	856,140	10,059,645
Nationstar Mortgage Holdings, Inc. *^	542,350	7,522,395
Navigators Group, Inc. *	581,583	45,351,843
Popular, Inc.	1,252,173	37,853,190
ProAssurance Corp.	418,490	20,535,304
Reinsurance Group of America	127,270	11,529,389
State Bank Financial Corp. ^	342,875	7,090,655
Sterling Bancorp	775,960	11,538,525
Winthrop Realty Trust REIT	884,650	12,703,574
		460,407,849

Health Care - 8.3%
Alere, Inc. *	929,320	44,746,758
BioScrip, Inc. *^	2,165,865	4,050,168
Concordia Healthcare Corp.	209,040	8,896,742
Greatbatch, Inc. *^	374,260	21,115,749
LifePoint Hospitals, Inc. *	157,215	11,146,544
Natus Medical, Inc. *^	923,505	36,432,272
Universal American Financial Corp. *^	1,326,486	9,073,164
		135,461,397

Industrials - 15.2%
Aircastle Ltd. ^	1,271,960	26,215,096
Alaska Air Group, Inc.	238,560	18,953,592
Avis Budget Group, Inc. *^	1,235,740	53,977,122
Brink’s Co., The	265,460	7,170,075

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
September 30, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 81.4% continued
Industrials - 15.2% continued
Colfax Corp. *^	450,385	$13,471,015
Corrections Corp. of America	562,623	16,619,883
Hub Group, Inc., Class A *^	830,550	30,240,326
Hyster-Yale Materials Handling, Inc. ^	211,955	12,257,358
Kennametal, Inc. ^	304,400	7,576,516
Kirby Corp. *	194,820	12,069,099
Toro Co., The	188,380	13,288,325
TriMas Corp. *^	427,850	6,995,348
Trinity Industries, Inc. ^	1,263,690	28,647,852
		247,481,607

Information Technology - 6.9%
Anixter International, Inc. *	139,160	8,040,665
Broadridge Financial Solutions, Inc.	534,710	29,596,199
CommScope Holding, Inc. *	660,075	19,822,052
CSG Systems International, Inc. ^	234,697	7,228,668
DST Systems, Inc.	421,130	44,277,607
Rovi Corp. *^	361,885	3,796,174
		112,761,365

Utilities - 3.2%
Cleco Corp.	205,390	10,934,964
ITC Holdings Corp. ^	494,268	16,478,895
UGI Corp.	691,170	24,066,539
		51,480,398

Total Common Stocks		$1,324,587,231

Registered Investment Companies - 27.9%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.14%Σ	292,708,649	292,708,649
State Street Navigator Securities Lending Prime Portfolio, 0.20%†Σ	160,300,832	160,300,832
Total Registered Investment Companies		$453,009,481

Total Investment Securities - 109.3%
(Cost $1,514,990,686)**		$1,777,596,712
Net Other Assets (Liabilities) - (9.3)%		(151,441,501)

Net Assets - 100.0%		$1,626,155,211

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2015 was $156,086,230.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2015.
Σ	Rate represents the daily yield on September 30, 2015.
**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
September 30, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 95.3%
Consumer Discretionary - 16.0%
Aaron’s, Inc.	492,869	$17,797,500
BorgWarner, Inc.	554,670	23,068,725
Goodyear Tire & Rubber Co., The	687,217	20,156,075
Jarden Corp. *	552,195	26,991,291
NVR, Inc. *	4,725	7,206,665
Staples, Inc.	1,356,300	15,909,399
Steiner Leisure Ltd. *	319,527	20,187,716
TEGNA, Inc.	970,585	21,731,398
Whirlpool Corp.	109,825	16,172,829
		169,221,598

Consumer Staples - 11.6%
B&G Foods, Inc. ^	610,143	22,239,712
Coty, Inc. ^	298,080	8,066,044
Edgewell Personal Care Co.	79,910	6,520,656
Energizer Holdings, Inc.	82,060	3,176,543
Flowers Foods, Inc. ^	1,145,763	28,346,177
Molson Coors Brewing Co., Class B	335,685	27,868,569
Post Holdings, Inc. *^	464,052	27,425,473
		123,643,174

Energy - 4.8%
Cimarex Energy Co.	377,660	38,702,596
Energen Corp. ^	163,180	8,136,155
Noble Energy, Inc.	146,915	4,433,895
		51,272,646

Financials - 28.2%
BankUnited, Inc.	638,270	22,818,153
BOK Financial Corp. ^	232,115	15,020,162
Brown & Brown, Inc. ^	922,315	28,564,095
Colony Capital, Inc., Class A	259,360	5,073,082
Endurance Specialty Holdings Ltd.	266,660	16,274,259
Enstar Group Ltd. *	37,520	5,628,000
First Horizon National Corp. ^	908,605	12,884,019
First Republic Bank	313,230	19,661,447
Infinity Property & Casualty Corp.	87,835	7,074,231
iStar Financial, Inc. REIT *^	1,305,710	16,425,831
Mid-America Apartment Communities, Inc. REIT	158,250	12,955,928

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
September 30, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 95.3% continued
Financials - 28.2% continued
National Penn Bancshares, Inc.	1,083,535	$12,731,536
Nationstar Mortgage Holdings, Inc. *^	1,580,090	21,915,848
Navigators Group, Inc. *	161,665	12,606,637
Popular, Inc.	616,782	18,645,320
Reinsurance Group of America	83,850	7,595,972
Willis Group Holdings plc	1,257,410	51,516,087
XL Group plc ^	289,015	10,497,025
		297,887,632

Health Care - 8.6%
Boston Scientific Corp. *	2,340,440	38,406,620
LifePoint Hospitals, Inc. *	397,641	28,192,747
Orthofix International NV *	461,352	15,570,630
Universal American Financial Corp. *^	1,401,224	9,584,372
		91,754,369

Industrials - 10.7%
Aircastle Ltd.	350,690	7,227,721
Brink’s Co., The	259,075	6,997,616
Colfax Corp. *^	833,420	24,927,591
Corrections Corp. of America	281,306	8,309,779
Dover Corp.	234,053	13,383,151
Hub Group, Inc., Class A *	873,090	31,789,207
Kennametal, Inc. ^	405,570	10,094,637
Knowles Corp. *^	302,646	5,577,766
Parker Hannifin Corp. ^	54,455	5,298,472
		113,605,940

Information Technology - 10.8%
Anixter International, Inc. *	139,680	8,070,710
Broadridge Financial Solutions, Inc.	124,660	6,899,931
CommScope Holding, Inc. *	378,665	11,371,310
CSG Systems International, Inc.	203,240	6,259,792
Juniper Networks, Inc.	1,240,435	31,891,585
Keysight Technologies, Inc. *	274,010	8,450,468
Linear Technology Corp. ^	419,005	16,906,852
Vantiv, Inc., Class A *	561,195	25,208,879
		115,059,527

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
September 30, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 95.3% continued
Materials - 1.4%
Axalta Coating Systems Ltd. *^	569,325	$14,426,696

Utilities - 3.2%
Cleco Corp.	46,330	2,466,609
ITC Holdings Corp. ^	367,230	12,243,448
UGI Corp.	565,960	19,706,728
		34,416,785

Total Common Stocks		$1,011,288,367

Registered Investment Companies - 17.2%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.14%Σ	65,463,926	65,463,926
State Street Navigator Securities Lending Prime Portfolio, 0.20%†Σ	117,564,954	117,564,954
Total Registered Investment Companies		$183,028,880

Total Investment Securities - 112.5%
(Cost $1,145,936,910)**		$1,194,317,247
Net Other Assets (Liabilities) - (12.5)%		(132,999,519)

Net Assets - 100.0%		$1,061,317,728

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2015 was $114,563,115.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2015.
Σ	Rate represents the daily yield on September 30, 2015.
**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments

Diamond Hill Mid Cap Fund
Schedule of Investments
September 30, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 97.0%
Consumer Discretionary - 16.5%
Aaron’s, Inc. ^	6,859	$247,678
BorgWarner, Inc. ^	8,745	363,704
Dollar General Corp.	2,463	178,420
Goodyear Tire & Rubber Co., The	10,075	295,500
Jarden Corp. *^	8,472	414,111
NVR, Inc. *^	65	99,139
Staples, Inc.	20,475	240,172
TEGNA, Inc.	13,450	301,146
VF Corp.	4,055	276,592
Whirlpool Corp.	3,126	460,335
		2,876,797

Consumer Staples - 13.3%
B&G Foods, Inc. ^	8,485	309,278
Coty, Inc. ^	5,175	140,036
Edgewell Personal Care Co.	1,295	105,672
Energizer Holdings, Inc.	1,295	50,129
Flowers Foods, Inc. ^	20,036	495,690
Molson Coors Brewing Co., Class B	5,282	438,512
Post Holdings, Inc. *^	7,460	440,886
Sysco Corp. ^	8,575	334,168
		2,314,371

Energy - 5.0%
Cimarex Energy Co. ^	6,043	619,286
Energen Corp.	2,525	125,897
Noble Energy, Inc.	4,485	135,357
		880,540

Financials - 30.0%
BankUnited, Inc. ^	8,915	318,711
BOK Financial Corp. ^	3,640	235,544
Brown & Brown, Inc. ^	14,670	454,330
Endurance Specialty Holdings Ltd.	3,465	211,469
Enstar Group Ltd. *	1,085	162,750
First Horizon National Corp. ^	14,805	209,935
First Republic Bank	5,175	324,835
Franklin Resources, Inc. ^	6,875	256,163
Loews Corp. ^	12,335	445,787
Mid-America Apartment Communities, Inc. REIT ^	2,586	211,716
National Penn Bancshares, Inc.	18,663	219,290

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)
September 30, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 97.0% continued
Financials - 30.0% continued
Nationstar Mortgage Holdings, Inc. *^	22,831	$316,666
Popular, Inc. ^	9,881	298,703
Progressive Corp. ^	3,847	117,872
Reinsurance Group of America	1,384	125,377
SunTrust Banks, Inc.	6,692	255,902
Willis Group Holdings plc	20,572	842,835
XL Group plc ^	5,741	208,513
		5,216,398

Health Care - 7.7%
Boston Scientific Corp. *	45,928	753,678
ENDO International plc *	2,000	138,560
LifePoint Hospitals, Inc. *^	6,395	453,406
		1,345,644

Industrials - 9.7%
Colfax Corp. *^	11,500	343,965
Corrections Corp. of America ^	5,457	161,200
Deere & Co.	2,330	172,420
Dover Corp. ^	3,700	211,566
Hub Group, Inc., Class A *	9,445	343,892
Kennametal, Inc. ^	6,401	159,321
Parker Hannifin Corp. ^	3,041	295,889
		1,688,253

Information Technology - 9.7%
Broadridge Financial Solutions, Inc.	2,875	159,132
CommScope Holding, Inc. *^	6,085	182,732
Juniper Networks, Inc. ^	20,456	525,923
Keysight Technologies, Inc. *	4,360	134,462
Linear Technology Corp. ^	6,770	273,170
Vantiv, Inc., Class A *^	9,430	423,596
		1,699,015

Materials - 2.2%
Axalta Coating Systems Ltd. *^	8,695	220,332
Eastman Chemical Co. ^	2,560	165,683
		386,015

Utilities - 2.9%
ITC Holdings Corp. ^	5,849	195,006

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)
September 30, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 97.0% continued
Utilities - 2.9% continued
UGI Corp. ^	9,169	$319,264
		514,270

Total Common Stocks		$16,921,303

Registered Investment Companies - 33.3%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.14%Σ	795,676	795,676
State Street Navigator Securities Lending Prime Portfolio, 0.20%†Σ	5,012,655	5,012,655
Total Registered Investment Companies		$5,808,331

Total Investment Securities - 130.3%
(Cost $22,199,418)**		$22,729,634
Net Other Assets (Liabilities) - (30.3)%		(5,285,689)

Net Assets - 100.0%		$17,443,945

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2015 was $4,894,145.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2015.
Σ	Rate represents the daily yield on September 30, 2015.
**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments

Diamond Hill Large Cap Fund
Schedule of Investments
September 30, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 99.3%
Consumer Discretionary - 17.0%
BorgWarner, Inc.	1,633,945	$67,955,773
Charter Communications, Inc., Class A *^	99,770	17,544,555
Comcast Corp., Class A	1,158,555	65,898,607
Goodyear Tire & Rubber Co., The	1,465,655	42,987,661
TEGNA, Inc.	1,774,710	39,735,757
TJX Cos., Inc., The	1,175,235	83,935,284
Twenty-First Century Fox, Inc. ^	1,665,055	45,073,039
VF Corp.	897,020	61,185,734
Walt Disney Co., The	615,890	62,943,958
Whirlpool Corp.	418,070	61,564,988
		548,825,356

Consumer Staples - 10.0%
Kimberly-Clark Corp.	704,030	76,767,431
Philip Morris International	604,275	47,937,136
Procter & Gamble Co., The	1,462,001	105,176,352
Sysco Corp. ^	2,378,534	92,691,470
		322,572,389

Energy - 4.2%
Cimarex Energy Co.	716,130	73,389,002
EOG Resources, Inc.	848,381	61,762,137
		135,151,139

Financials - 27.1%
American International Group, Inc.	1,845,246	104,846,877
Capital One Financial Corp.	1,111,135	80,579,510
Citigroup, Inc.	2,077,578	103,068,645
Franklin Resources, Inc.	1,229,425	45,808,376
JPMorgan Chase & Co.	1,606,903	97,972,876
Loews Corp.	917,935	33,174,171
Marsh & McLennan Cos., Inc.	1,283,390	67,018,626
MetLife, Inc.	841,740	39,688,041
Morgan Stanley	3,018,580	95,085,270
PNC Financial Services Group, Inc.	824,200	73,518,640
Progressive Corp.	2,127,515	65,187,060
Prudential Financial, Inc.	834,124	63,568,590
		869,516,682

Health Care - 15.4%
Abbott Laboratories	2,439,760	98,127,147

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
September 30, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 99.3% continued
Health Care - 15.4% continued
Baxalta, Inc.	644,355	$20,303,626
Boston Scientific Corp. *	5,166,675	84,785,137
Express Scripts Holding Co. *^	692,850	56,093,136
Medtronic plc	1,315,627	88,068,071
Pfizer, Inc.	3,420,967	107,452,573
Stryker Corp.	435,405	40,971,611
		495,801,301

Industrials - 7.9%
Illinois Tool Works, Inc.	669,004	55,065,719
Parker Hannifin Corp.	577,399	56,180,923
United Parcel Service, Inc.	441,853	43,606,473
United Technologies Corp.	1,129,572	100,520,612
		255,373,727

Information Technology - 15.3%
Apple Computer, Inc.	741,442	81,781,053
Cisco Systems, Inc.	2,250,823	59,084,103
Google, Inc., Class A *	117,669	75,116,360
International Business Machines Corp.	330,150	47,861,846
Juniper Networks, Inc.	1,466,035	37,691,760
Linear Technology Corp. ^	1,102,050	44,467,718
Microsoft Corp.	2,058,220	91,096,816
Vantiv, Inc., Class A *	1,233,685	55,417,130
		492,516,786

Materials - 2.4%
Eastman Chemical Co.	458,485	29,673,149
Praxair, Inc.	477,612	48,649,559
		78,322,708

Total Common Stocks		$3,198,080,088

Registered Investment Companies - 3.8%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.14%Σ	18,536,133	18,536,133
State Street Navigator Securities Lending Prime Portfolio, 0.20%†Σ	102,381,077	102,381,077
Total Registered Investment Companies		$120,917,210

Total Investment Securities - 103.1%
(Cost $2,815,676,619)**		$3,318,997,298
Net Other Assets (Liabilities) - (3.1)%		(99,734,158)

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
September 30, 2015 (Unaudited)
	Shares	Fair Value

Net Assets - 100.0%		$3,219,263,140

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2015 was $100,198,399.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2015.
Σ	Rate represents the daily yield on September 30, 2015.
**	Represents cost for financial reporting purposes.

See accompanying Notes to Schedules of Investments

Diamond Hill Select Fund
Schedule of Investments
September 30, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 95.7%
Consumer Discretionary - 19.5%
BorgWarner, Inc. ^	137,605	$5,722,992
Jarden Corp. *^	121,734	5,950,358
TJX Cos., Inc., The	49,082	3,505,436
Twenty-First Century Fox, Inc. ^	374,263	10,131,299
Whirlpool Corp. ^	61,527	9,060,467
		34,370,552

Consumer Staples - 2.9%
Post Holdings, Inc. *^	85,351	5,044,244

Energy - 2.7%
Cimarex Energy Co. ^	47,323	4,849,661

Financials - 29.6%
BankUnited, Inc. ^	97,925	3,500,819
Brown & Brown, Inc. ^	139,271	4,313,223
Citigroup, Inc.	94,653	4,695,736
Franklin Resources, Inc. ^	189,697	7,068,110
iStar Financial, Inc. REIT *^	226,532	2,849,773
Loews Corp. ^	146,585	5,297,582
MetLife, Inc.	114,227	5,385,803
Nationstar Mortgage Holdings, Inc. *^	440,230	6,105,990
Popular, Inc.	117,267	3,544,981
Willis Group Holdings plc	237,698	9,738,486
		52,500,503

Health Care - 10.9%
Allergan plc *	18,040	4,903,452
LifePoint Hospitals, Inc. *^	89,015	6,311,164
Valeant Pharmaceuticals International, Inc. *	44,627	7,960,564
		19,175,180

Industrials - 16.5%
Colfax Corp. *^	217,170	6,495,555
Deere & Co. ^	71,435	5,286,190
Hub Group, Inc., Class A *^	218,591	7,958,898
Parker Hannifin Corp. ^	50,916	4,954,127
United Technologies Corp.	50,384	4,483,672
		29,178,442

Information Technology - 13.6%
Apple Computer, Inc.	61,549	6,788,854
Google, Inc., Class C *	2,425	1,475,419

Diamond Hill Select Fund
Schedule of Investments (Continued)
September 30, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 95.7% continued
Information Technology - 13.6% continued
Google, Inc., Class A *	7,895	$5,039,931
Linear Technology Corp. ^	67,550	2,725,643
Microsoft Corp. ^	80,676	3,570,720
Vantiv, Inc., Class A *^	97,623	4,385,225
		23,985,792

Total Common Stocks		$169,104,374

Registered Investment Companies - 31.4%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.14%Σ	5,676,477	5,676,477
State Street Navigator Securities Lending Prime Portfolio, 0.20%†Σ	49,739,554	49,739,554
Total Registered Investment Companies		$55,416,031

Total Investment Securities - 127.1%
(Cost $231,424,671)**		$224,520,405
Net Other Assets (Liabilities) - (27.1)%		(47,844,911)

Net Assets - 100.0%		$176,675,494

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2015 was $48,541,307.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2015.
Σ	Rate represents the daily yield on September 30, 2015.
**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments

Diamond Hill Long-Short Fund
Schedule of Investments
September 30, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 84.8%
Consumer Discretionary - 17.8%
BorgWarner, Inc.^	1,465,360	$60,944,322
Comcast Corp., Class A^	1,082,305	61,561,508
Goodyear Tire & Rubber Co., The^	1,607,760	47,155,601
Jarden Corp.*	2,032,120	99,330,026
TEGNA, Inc.^	2,394,445	53,611,624
TJX Cos., Inc., The^	1,052,180	75,146,696
Twenty-First Century Fox, Inc.^	4,072,065	110,230,800
VF Corp.^	1,063,055	72,510,981
Walt Disney Co., The^	620,141	63,378,410
Whirlpool Corp.	756,915	111,463,303
		755,333,271

Consumer Staples - 5.0%
Kimberly-Clark Corp.^	764,905	83,405,241
Procter & Gamble Co., The^	1,061,050	76,331,937
Sysco Corp.^	1,356,982	52,881,589
		212,618,767

Energy - 4.9%
Cimarex Energy Co.^	909,609	93,216,730
Devon Energy Corp.^	1,374,428	50,977,535
EOG Resources, Inc.^	844,682	61,492,850
		205,687,115

Financials - 27.1%
American International Group, Inc.^	1,505,715	85,554,726
Brown & Brown, Inc.^	1,827,400	56,594,578
Capital One Financial Corp.^	1,450,455	105,186,997
Citigroup, Inc.^	2,998,504	148,755,783
Franklin Resources, Inc.^	2,390,725	89,078,414
JPMorgan Chase & Co.^	1,238,665	75,521,405
Loews Corp.^	1,901,405	68,716,777
MetLife, Inc.^	2,101,195	99,071,344
Morgan Stanley	2,242,380	70,634,970
PNC Financial Services Group, Inc.^	476,235	42,480,162
Popular, Inc.^	3,564,052	107,741,292
Progressive Corp.^	687,720	21,071,741
Prudential Financial, Inc.^	558,448	42,559,322
Willis Group Holdings plc^	3,355,000	137,454,350
		1,150,421,861

Health Care - 9.6%
Abbott Laboratories^	2,825,575	113,644,626

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
September 30, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 84.8% continued
Health Care - 9.6% continued
Alere, Inc.*^	1,003,095	$48,299,024
Baxalta, Inc.	790,056	24,894,665
Boston Scientific Corp.*^	4,902,703	80,453,356
Medtronic plc^	693,597	46,429,383
Pfizer, Inc.	2,953,280	92,762,525
		406,483,579

Industrials - 7.6%
Colfax Corp.*^	1,388,685	41,535,568
Deere & Co.^	424,560	31,417,440
Dover Corp.^	160,390	9,171,100
Illinois Tool Works, Inc.^	698,565	57,498,885
Parker Hannifin Corp.^	874,130	85,052,849
United Technologies Corp.^	1,130,190	100,575,608
		325,251,450

Information Technology - 12.8%
Apple Computer, Inc.^	976,961	107,758,798
Cisco Systems, Inc.^	2,263,355	59,413,068
Google, Inc., Class A*	186,780	119,234,749
International Business Machines Corp.^	362,975	52,620,486
Juniper Networks, Inc.^	1,891,315	48,625,709
Microsoft Corp.^	1,707,044	75,553,767
Vantiv, Inc., Class A*^	1,676,575	75,311,749
		538,518,326

Total Common Stocks		$3,594,314,369

Registered Investment Companies - 34.6%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.14%Σ	660,466,084	$660,466,084
State Street Navigator Securities Lending Prime Portfolio, 0.20%†Σ	802,093,026	802,093,026
Total Registered Investment Companies		$1,462,559,110

Total Investment Securities - 119.4%
Cost ($4,594,754,155)**		$5,056,873,479
Segregated Cash With Custodian - 22.8%		962,501,179
Securities Sold Short - (22.5)%
(Proceeds $829,141,228)		(960,043,707)
Net Other Assets (Liabilities) - (19.7)%		(832,698,566)

Net Assets - 100.0%		$4,226,632,385

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2015 was $784,568,883.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2015.
Σ	Rate represents the daily yield on September 30, 2015.
**	Represents cost for financial reporting purposes.

See accompanying Notes to Schedules of Investments

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
September 30, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 22.5%
Consumer Discretionary - 7.2%
American Eagle Outfitters, Inc.	606,290	$9,476,313
Best Buy Co., Inc.	1,162,650	43,157,568
Brunswick Corp.	1,748,085	83,715,791
Cabela’s, Inc.*	495,665	22,602,324
Grand Canyon Education, Inc.*	665,870	25,296,401
lululemon athletica, Inc.*	197,325	9,994,511
Macy’s, Inc.	1,225,925	62,914,471
New York Times Co., The, Class A	1,214,465	14,342,832
Tractor Supply Co.	443,083	37,360,759
		308,860,970

Consumer Staples - 2.9%
Campbell Soup Co.	859,445	43,556,672
Colgate-Palmolive Co.	616,595	39,129,119
ConAgra Foods, Inc.	334,680	13,557,887
Kellogg Co.	398,090	26,492,890
		122,736,568

Energy - 0.4%
BP plc	512,435	15,660,014

Financials - 5.4%
BancorpSouth, Inc.	405,040	9,627,801
Cincinnati Financial Corp.	960,910	51,696,958
First American Financial Corp.	1,268,630	49,565,374
Hanover Insurance Group, Inc.	468,830	36,428,091
Mercury General Corp.	564,350	28,505,319
Moody’s Corp.	83,170	8,167,294
New York Community Bancorp, Inc.	583,015	10,529,251
Plum Creek Timber Co., Inc.	369,980	14,617,910
Selective Insurance Group, Inc.	700,080	21,744,485
		230,882,483

Health Care - 1.8%
Abbvie, Inc.	645,960	35,146,684
Celgene Corp.*	266,660	28,844,613
IDEXX Laboratories, Inc.*	187,955	13,955,659
		77,946,956

Industrials - 2.5%
Boeing Co., The	748,245	97,982,683

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short (continued)
September 30, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 22.5% continued
Industrials - 2.5% continued
JetBlue Airways Corp.*	402,270	$10,366,498
		108,349,181

Information Technology - 1.3%
Arista Networks, Inc.*	70,489	4,313,222
LogMeIn, Inc.*	413,510	28,184,842
Western Union Co.	1,183,700	21,732,732
		54,230,796

Telecommunication Services - 1.0%
AT&T, Inc.	652,645	21,263,174
Level 3 Communications, Inc.*	460,370	20,113,565
		41,376,739

Total Securities Sold Short - 22.5%
(Proceeds $829,141,228)		$960,043,707

*	Non-dividend expense producing security.

Percentages disclosed are based on total net assets of the Fund at September 30, 2015.

See accompanying Notes to Schedules of Investments

Diamond Hill Research Opportunities Fund
Schedule of Investments
September 30, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 98.4%
Consumer Discretionary - 17.3%
Charter Communications, Inc., Class A*	2,275	$400,059
Comcast Corp., Class A^	7,310	415,793
Goodyear Tire & Rubber Co., The	34,000	997,220
Hillenbrand, Inc.	16,500	429,165
Jarden Corp.*	25,200	1,231,776
Liberty Global plc, Class A*	27,185	1,167,324
Steiner Leisure Ltd.*	10,691	675,457
TJX Cos., Inc., The	8,926	637,495
Twenty-First Century Fox, Inc.^	100,405	2,717,963
Vail Resorts, Inc.	7,400	774,632
VF Corp.	12,450	849,215
Whirlpool Corp.	27,275	4,016,516
		14,312,615

Consumer Staples - 8.1%
B&G Foods, Inc.^	50,165	1,828,514
Coty, Inc.^	18,500	500,610
Philip Morris International^	6,800	539,444
Post Holdings, Inc.*^	47,528	2,808,905
Tesco plc ADR	140,415	1,162,636
		6,840,109

Energy - 2.0%
Cimarex Energy Co.^	16,071	1,646,956

Financials - 20.3%
Brown & Brown, Inc.^	21,490	665,545
Endurance Specialty Holdings Ltd.	7,285	444,604
Fortress Investment Group LLC, Class A	306,836	1,702,940
Franklin Resources, Inc.^	34,415	1,282,303
iStar Financial, Inc. REIT*^	127,050	1,598,289
Loews Corp.^	34,700	1,254,058
MetLife, Inc.^	34,950	1,647,893
Nationstar Mortgage Holdings, Inc.*^	217,250	3,013,257
Popular, Inc.^	65,355	1,975,682
Willis Group Holdings plc^	84,915	3,478,968
		17,063,539

Health Care - 16.9%
Alere, Inc.*^	22,755	1,095,653
Allergan plc*^	4,675	1,270,711
BioScrip, Inc.*^	725,949	1,357,525

Diamond Hill Research Opportunities Fund
Schedule of Investments (Continued)
September 30, 2015 (Unaudited)
	Shares/ Par Value	Fair Value
Common Stocks - 98.4% continued
Health Care - 16.9% continued
ENDO International plc*^	18,050	$1,250,504
Express Scripts Holding Co.*^	7,850	635,536
GlaxoSmithKline plc ADR	66,463	2,555,502
H. Lundbeck A/S (DK)*	23,430	624,763
LifePoint Hospitals, Inc.*^	13,090	928,081
Orthofix International NV*	18,032	608,580
Stryker Corp.^	7,855	739,156
Teva Pharmaceutical Industries Ltd. ADR	11,525	650,702
Universal American Financial Corp.*	75,180	514,231
Valeant Pharmaceuticals International, Inc.*	10,225	1,823,936
		14,054,880

Industrials - 13.4%
Aircastle Ltd.^	87,000	1,793,070
Colfax Corp.*^	92,925	2,779,387
Hub Group, Inc., Class A*	143,620	5,229,203
Kirby Corp.*	21,000	1,300,950
		11,102,610

Information Technology - 20.4%
Anixter International, Inc.*^	30,584	1,767,144
Apple Computer, Inc.^	4,895	539,919
Cisco Systems, Inc.^	97,610	2,562,262
CommScope Holding, Inc.*	68,955	2,070,719
CSG Systems International, Inc.	32,785	1,009,778
Google, Inc., Class A*	2,106	1,344,407
International Business Machines Corp.^	16,127	2,337,931
Keysight Technologies, Inc.*^	33,250	1,025,430
Linear Technology Corp.^	51,391	2,073,627
Microsoft Corp.^	55,085	2,438,062
		17,169,279

Total Common Stocks		$82,189,988
Corporate Bonds - 2.4%
Consumer Discretionary - 0.6%
Laureate Education, Inc., 10.00%, 09/01/19	$650,000	510,250

Telecommunication Services - 1.8%
Frontier Communications Corp., 10.50%, 09/15/22	$1,500,000	1,458,750

Total Corporate Bonds		$1,969,000

Diamond Hill Research Opportunities Fund
Schedule of Investments (Continued)
September 30, 2015 (Unaudited)
	Shares	Fair Value
Registered Investment Companies - 28.1%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.14%Σ	68,481	$68,481
State Street Navigator Securities Lending Prime Portfolio, 0.20%†Σ	23,502,453	23,502,453

Total Registered Investment Companies		$23,570,934

Total Investment Securities - 128.9%
Cost ($106,879,175)**		$107,729,922
Segregated Cash With Custodian - 17.6%		14,738,405
Securities Sold Short - (18.9)%
(Proceeds $14,805,978)		(15,598,288)
Net Other Assets (Liabilities) - (27.6)%		(23,090,289)

Net Assets - 100.0%		$83,779,750

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2015 was $22,937,634.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2015.
Σ	Rate represents the daily yield on September 30, 2015.
**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust
ADR - American Depositary Receipt
DK - Danish Security

See accompanying Notes to Schedules of Investments

Diamond Hill Research Opportunities Fund
Schedule of Investments Sold Short
September 30, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 18.9%
Consumer Discretionary - 4.6%
American Eagle Outfitters, Inc.	46,915	$733,281
Best Buy Co., Inc.	42,185	1,565,908
Cabela’s, Inc.*	11,570	527,592
Grand Canyon Education, Inc.*	4,003	152,074
Macy’s, Inc.	15,836	812,704
		3,791,559

Financials - 6.3%
BancorpSouth, Inc.	13,960	331,829
Cincinnati Financial Corp.	17,045	917,021
First American Financial Corp.	24,140	943,150
Hanover Insurance Group, Inc.	11,555	897,824
Mercury General Corp.	10,640	537,426
New York Community Bancorp, Inc.	16,565	299,164
Plum Creek Timber Co., Inc.	12,220	482,812
Selective Insurance Group, Inc.	26,715	829,768
		5,238,994

Health Care - 3.0%
Abbvie, Inc.	9,701	527,831
Celgene Corp.*	5,335	577,087
DENTSPLY International, Inc.	9,265	468,531
IDEXX Laboratories, Inc.*	8,595	638,179
Myriad Genetics, Inc.*	7,200	269,856
		2,481,484

Industrials - 1.0%
Boeing Co., The	6,300	824,985

Information Technology - 3.5%
Arista Networks, Inc.*	2,560	156,646
LogMeIn, Inc.*	32,803	2,235,853
Western Union Co.	25,345	465,334
		2,857,833

Telecommunication Services - 0.5%
Level 3 Communications, Inc.*	9,234	403,433
Total Securities Sold Short - 18.9%
(Proceeds $14,805,978)		$15,598,288

*	Non-dividend expense producing security.

Percentages disclosed are based on total net assets of the Fund at September 30, 2015.

See accompanying Notes to Schedules of Investments

Diamond Hill Financial Long-Short Fund
Schedule of Investments
September 30, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 97.6%
Banks, Thrifts & Mortgage Finance - 35.7%
Bank of Marin Bancorp	8,605	$412,954
BOK Financial Corp.	9,575	619,598
Bridge Bancorp, Inc.	19,225	513,500
Capital City Bank Group, Inc.	14,045	209,551
Citigroup, Inc.^	39,640	1,966,540
First Horizon National Corp.^	22,985	325,927
First of Long Island Corp., The	21,508	581,361
First Republic Bank^	7,555	474,227
Nationstar Mortgage Holdings, Inc.*^	74,375	1,031,581
PNC Financial Services Group, Inc.^	5,234	466,873
Popular, Inc.	70,325	2,125,926
State Bank Financial Corp.	25,190	520,929
Sterling Bancorp	17,268	256,775
SunTrust Banks, Inc.^	11,992	458,574
SVB Financial Group*	5,175	597,920
		10,562,236

Capital Markets - 9.3%
Fortress Investment Group LLC, Class A	267,070	1,482,239
Franklin Resources, Inc.^	34,640	1,290,686
		2,772,925

Consumer Financial Services - 6.8%
American Express Co.^	9,325	691,262
Capital One Financial Corp.^	18,420	1,335,819
		2,027,081

Diversified Financial Services - 8.7%
BankUnited, Inc.	24,425	873,194
JPMorgan Chase & Co.^	14,675	894,734
Morgan Stanley	25,925	816,638
		2,584,566

Insurance - 26.6%
American International Group, Inc.^	10,440	593,201
Brown & Brown, Inc.	33,675	1,042,915
Enstar Group Ltd.*	2,850	427,500
Loews Corp.^	31,680	1,144,915
MetLife, Inc.^	29,390	1,385,739
ProAssurance Corp.	5,050	247,804
Progressive Corp.^	20,870	639,457

Diamond Hill Financial Long-Short Fund
Schedule of Investments (Continued)
September 30, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 97.6% continued
Insurance - 26.6% continued
Prudential Financial, Inc.^	6,315	$481,266
Willis Group Holdings plc^	47,970	1,965,330
		7,928,127

IT Services/Other - 3.6%
Vantiv, Inc., Class A*^	23,590	1,059,663

REITs & Real Estate Management - 6.9%
Colony Capital, Inc., Class A	41,775	817,119
iStar Financial, Inc. REIT*^	99,258	1,248,666
		2,065,785

Total Common Stocks		$29,000,383

Registered Investment Companies - 27.9%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.14%Σ	222,782	222,782
State Street Navigator Securities Lending Prime Portfolio, 0.20%†Σ	8,051,823	8,051,823

Total Registered Investment Companies		$8,274,605

Total Investment Securities - 125.5% (Cost $35,419,588)**		$37,274,988
Segregated Cash With Custodian - 12.9%		3,815,221
Securities Sold Short - (12.7)% (Proceeds $3,452,867)		(3,795,231)
Net Other Assets (Liabilities) - (25.7)%		(7,622,626)

Net Assets - 100.0%		$29,672,352

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2015 was $7,856,828.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2015.
Σ	Rate represents the daily yield on September 30, 2015.
**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments

Diamond Hill Financial Long-Short Fund
Schedule of Investments Sold Short
September 30, 2015 (Unaudited)
	Shares	Fair Value
Common Stocks - 12.7%
Banks, Thrifts & Mortgage Finance - 1.1%
BancorpSouth, Inc.	6,895	$163,894
New York Community Bancorp, Inc.	8,105	146,376
		310,270

Diversified Financial Services - 0.4%
Moody’s Corp.	1,235	121,277

Insurance - 9.6%
Cincinnati Financial Corp.	12,850	691,330
First American Financial Corp.	16,895	660,088
Hanover Insurance Group, Inc.	8,370	650,349
Mercury General Corp.	9,060	457,621
Selective Insurance Group, Inc.	13,720	426,143
		2,885,531

IT Services/Other - 1.1%
Western Union Co.	17,360	318,730

REITs & Real Estate Management - 0.5%
Plum Creek Timber Co., Inc.	4,035	159,423

Total Securities Sold Short - 12.7%
(Proceeds $3,452,867)		$3,795,231

Percentages disclosed are based on total net assets of the Fund at September 30, 2015.

See accompanying Notes to Schedules of Investments

Diamond Hill Strategic Income Fund
Schedule of Investments
September 30, 2015 (Unaudited)
	Shares/ Par Value	Fair Value
Collateralized Debt Obligations - 0.4%
Alesco Preferred Funding Ltd., Class PPNE, 3/23/35*#	$336,608	$106,812
Alesco Preferred Funding VI, Class PNN, 3/23/35*#	621,631	206,941
Fort Sheridan ABS CDO Ltd., Class PPN2, 11/5/41*#	611,948	242,136
Taberna Preferred Funding Ltd., Class PPN2, 7/5/35*#	1,175,564	390,863
Total Collateralized Debt Obligations		$946,752
Corporate Bonds - 87.8%
Consumer Discretionary - 21.4%
Altice SA, 7.75%, 5/15/22††	$5,300,000	4,823,000
Avis Budget Car/Finance, 4.88%, 11/15/17	5,304,000	5,414,164
Bankrate, Inc., 6.13%, 8/15/18^††	5,445,000	5,308,875
CCM Merger, Inc., 9.13%, 5/1/19††	1,535,000	1,621,497
Goodyear Tire & Rubber Co., The, 8.25%, 8/15/20	2,900,000	3,019,625
Goodyear Tire & Rubber Co., The, 8.75%, 8/15/20	1,004,000	1,184,720
Laureate Education, Inc., 10.00%, 9/1/19^††	4,700,000	3,689,500
Liberty Interactive LLC, 8.25%, 2/1/30	2,922,000	3,009,660
Live Nation Entertainment, 7.00%, 9/1/20††	5,254,000	5,411,620
McGraw-Hill Global Education Holdings LLC, 9.75%, 4/1/21	650,000	710,125
MHGE Parent LLC/Finance, 8.50%, 8/1/19^††	3,550,000	3,532,250
Playa Resorts Holdings, 8.00%, 8/15/20††	210,000	212,100
Radio One, Inc., 9.25%, 2/15/20††	3,434,000	2,936,070
Radio One, Inc., 7.38%, 10/15/22††	1,900,000	1,767,000
Rent-A-Center, Inc., 4.75%, 5/1/21	6,189,000	5,260,650
Rivers Pittsburgh Borrower LP/Finance, 9.50%, 6/15/19††	4,668,000	4,854,720
Summit Materials LLC/Finance, 10.50%, 1/31/20	854,000	913,780
Tenneco, Inc., 6.88%, 12/15/20	4,186,000	4,332,510
		58,001,866

Consumer Staples - 1.0%
Post Holdings, Inc., 7.75%, 3/15/24††	2,605,000	2,670,125

Diamond Hill Strategic Income Fund
Schedule of Investments (Continued)
September 30, 2015 (Unaudited)
	Shares/ Par Value	Fair Value
Corporate Bonds - 87.8% continued
Energy - 7.8%
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	$5,560,000	$5,198,600
Cimarex Energy Co., 5.88%, 5/1/22	1,875,000	1,969,172
Diamondback Energy, Inc., 7.63%, 10/1/21	4,691,000	4,925,550
Energen Corp., 7.13%, 2/15/28^	400,000	367,000
McDermott International, Inc., 8.00%, 5/1/21^††	4,434,000	3,702,390
Southwestern Energy Co., 4.95%, 1/23/25	2,260,000	2,011,305
WPX Energy, Inc., 7.50%, 8/1/20^	3,140,000	2,873,100
		21,047,117

Financials - 19.6%
Axalta Coating Systems Dutch Holding, 7.38%, 5/1/21††	545,000	574,294
CNA Financial Corp., 6.50%, 8/15/16	2,165,000	2,262,505
Compass Investors, Inc., 7.75%, 1/15/21††	3,350,000	3,278,813
First Horizon National Corp., 5.38%, 12/15/15	3,000,000	3,025,794
iStar Financial, Inc., Series B, 9.00%, 6/1/17	1,445,000	1,517,250
iStar Financial, Inc., 4.88%, 7/1/18^	4,725,000	4,571,438
iStar Financial, Inc., 5.00%, 7/1/19	2,160,000	2,053,339
MGIC Investment Corp., 5.38%, 11/1/15	2,105,000	2,110,263
Nationstar Mortgage/Capital Corp., 6.50%, 8/1/18^	1,050,000	1,000,125
Nationstar Mortgage/Capital Corp., 6.50%, 7/1/21	7,440,000	6,175,199
OneMain Finance Holdings, Inc., 7.25%, 12/15/21††	4,800,000	4,872,000
Popular, Inc., 7.00%, 7/1/19^	9,825,000	9,333,749
Quicken Loans, Inc., 5.75%, 5/1/25††	1,950,000	1,847,625
Radian Group, Inc., 5.25%, 6/15/20	4,840,000	4,806,701
Synovus Financial Corp., 5.13%, 6/15/17	3,350,000	3,408,625
Synovus Financial Corp., 7.88%, 2/15/19	1,775,000	1,970,250
		52,807,970

Health Care - 6.0%
BioScrip, Inc., 8.88%, 2/15/21	4,155,000	3,199,350
Endo Finance LLC, 6.00%, 7/15/23††	1,750,000	1,732,500
Horizon Pharma Financing, 6.63%, 5/1/23††	2,975,000	2,625,438
Kindred Escrow Corp. II, 8.75%, 1/15/23^††	4,800,000	5,202,000

Diamond Hill Strategic Income Fund
Schedule of Investments (Continued)
September 30, 2015 (Unaudited)
	Shares/ Par Value	Fair Value
Corporate Bonds - 87.8% continued
Health Care - 6.0% continued
Valeant Pharmaceuticals International, 6.38%, 10/15/20††	$3,350,000	$3,331,156
		16,090,444

Industrials - 14.6%
American Airlines, Inc., Class B, Series 2013-1, 5.63%, 1/15/21††	2,654,717	2,734,359
BlueLine Rental LLC, 7.00%, 2/1/19††	2,990,000	2,870,400
Casella Waste Systems, Inc., 7.75%, 2/15/19	8,285,000	8,119,300
Optimas OE Solution Holding, 8.63%, 6/1/21††	4,375,000	4,232,813
Summit Materials LLC/Finance, 6.13%, 7/15/23	250,000	241,250
U.S. Airways Pass-Through Trust, Class B, Series 2012-2B, 6.75%, 6/3/21	3,747,805	3,982,043
United Airlines, Inc., Class B, Series 2013-1B, 5.38%, 2/15/23	6,412,950	6,573,273
United Airlines, Inc., Class A, Series 2007-1, 6.64%, 7/2/22	3,633,467	3,871,822
United Rentals, Inc., 7.63%, 4/15/22	3,075,000	3,267,188
Vander Intermediate Holding, 9.75%, 2/1/19^††	1,595,000	1,283,975
XPO Logistics, Inc., 6.50%, 6/15/22††	2,700,000	2,283,188
		39,459,611

Information Technology - 0.8%
Activision Blizzard, Inc., 5.63%, 9/15/21††	2,000,000	2,105,000

Materials - 8.0%
Cemex Finance LLC, 9.38%, 10/12/22††	5,635,000	5,993,949
FMG Resources (August 2006), 9.75%, 3/1/22^††	3,575,000	3,329,219
Mobile Mini, Inc., 7.88%, 12/1/20	4,255,000	4,414,563
NCI Building Systems, Inc., 8.25%, 1/15/23††	3,000,000	3,142,500
Platform Specialty Products, 6.50%, 2/1/22††	5,615,000	4,828,900
		21,709,131

Telecommunication Services - 7.0%
Cincinnati Bell, Inc., 8.38%, 10/15/20	5,335,000	5,375,013
Cogent Communications Finance, Inc., 5.63%, 4/15/21††	8,400,000	7,896,000

Diamond Hill Strategic Income Fund
Schedule of Investments (Continued)
September 30, 2015 (Unaudited)
	Shares/ Par Value	Fair Value
Corporate Bonds - 87.8% continued
Telecommunication Services - 7.0% continued
Frontier Communications Corp., 10.50%, 9/15/22††	$5,800,000	$5,640,500
		18,911,513

Utilities - 1.6%
Source Gas LLC, 5.90%, 4/1/17††	4,000,000	4,210,944

Total Corporate Bonds		$237,013,721

Registered Investment Companies - 15.2%
State Street Institutional Liquid Reserves Fund, Premier Class,0.14%Σ	25,109,631	25,109,631
State Street Navigator Securities Lending Prime Portfolio,0.20%†Σ	15,866,823	15,866,823
Total Registered Investment Companies		$40,976,454
Total Investment Securities 103.4% (Cost $290,050,790)**		$278,936,927
Net Other Assets (Liabilities) (3.4)%		(9,122,761)
Net Assets - 100.0%		$269,814,166

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
††	Restricted securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Activision Blizzard, Inc.	August-15	$2,100,000	$2,105,000	0.8%
Altice SA	May-15	$5,232,750	$4,823,000	1.7%
American Airlines, Inc., Series 2013-1, Class B	October-15	$2,714,448	$2,734,359	1.0%
Axalta Coating Systems Dutch Holding	September-15	$577,155	$574,294	0.2%
Bankrate, Inc.	September-15	$5,318,125	$5,308,875	2.0%
BlueLine Rental LLC	July-15	$3,051,850	$2,870,400	1.1%
CCM Merger, Inc.	September-15	$1,632,012	$1,621,497	0.6%
Cemex Finance LLC	September-15	$6,246,431	$5,993,949	2.2%
Cogent Communications Finance, Inc.	April-15	$8,228,500	$7,896,000	2.9%
Compass Investors, Inc.	August-15	$3,260,385	$3,278,813	1.2%
Endo Finance LLC	June-15	$1,750,000	$1,732,500	0.6%
FMG Resources (August 2006)	April-15	$3,535,688	$3,329,219	1.2%
Frontier Communications Corp.	September-15	$5,964,275	$5,640,500	2.1%
Horizon Pharma Financing	April-15	$3,029,150	$2,625,438	1.0%
Kindred Escrow Corp. II	December-15	$4,824,000	$5,202,000	2.0%
Laureate Education, Inc.	August-15	$4,620,013	$3,689,500	1.4%
Live Nation Entertainment	February-15	$5,760,945	$5,411,620	1.9%
McDermott International, Inc.	July-15	$4,323,114	$3,702,390	1.4%
MHGE Parent LLC/Finance	July-15	$3,489,955	$3,532,250	1.3%
NCI Building Systems, Inc.	January-15	$3,084,250	$3,142,500	1.2%
OneMain Finance Holdings, Inc.	March-15	$5,010,000	$4,872,000	1.8%
Optimas OE Solution Holding	April-15	$4,417,375	$4,232,813	1.6%
Platform Specialty Products	February-15	$5,503,921	$4,828,900	1.8%
Playa Resorts Holdings	September-15	$207,900	$212,100	0.1%
Post Holdings, Inc.	August-15	$2,620,780	$2,670,125	1.0%
Quicken Loans, Inc.	September-15	$1,827,760	$1,847,625	0.7%
Radio One, Inc.	July-15	$5,571,345	$4,703,070	1.8%
Rivers Pittsburgh Borrower LP/Finance	November-15	$4,983,725	$4,854,720	1.8%
Source Gas LLC	March-15	$3,840,000	$4,210,944	1.6%
Valeant Pharmaceuticals International	April-15	$3,634,750	$3,331,156	1.2%
Vander Intermediate Holding	February-15	$1,602,550	$1,283,975	0.5%
XPO Logistics, Inc.	June-15	$2,646,000	$2,283,188	0.8%
		$120,609,152	$114,544,720	42.5%

#	Restricted and illiquid securities not registered under the Securities Act of 1933 and valued at fair value by the Fair Value Committee based on procedures approved by the Board of Trustees are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Alesco Preferred Funding Ltd., Series 6A, Class PPNE	March-15	$336,608	$106,812	0.0%
Alesco Preferred Funding VI, Class PNN	December-15	$621,631	$206,941	0.1%
Fort Sheridan ABS CDO Ltd., Series 2005-1A, Class PPN2	November-15	$509,448	$242,136	0.1%
Taberna Preferred Funding Ltd., Series 2005-1A, Class PPN2	March-15	$1,035,359	$390,863	0.2%
		$2,503,046	$946,752	0.4%

^	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2015 was $15,358,719.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2015.
Σ	Rate represents the daily yield on September 30, 2015.

See accompanying Notes to Schedules of Investments

Diamond Hill Funds

Notes to Schedules of Investments and Securities Sold Short
September 30, 2015
(Unaudited)

Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Mid Cap Fund (“Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Select Fund (“Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Research Opportunities Fund (“Research Opportunities Fund”), Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund”) and Diamond Hill Strategic Income Fund (“Strategic Income Fund”), are each a series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is an Ohio business trust, which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end, management investment company. Each Fund is a diversified series of the Trust.

Effective June 12, 2015, the Long-Short Fund closed to most new investors.

With the exception of the Financial Long-Short Fund, the Funds offer four classes of shares: Class A, Class C, Class I and Class Y. The Financial Long-Short Fund offers three classes of shares: Class A, Class C and Class I. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price except for Strategic Income Fund which is 3.50%. Class C has a contingent deferred sales charge of 1.00% for shares redeemed within a year of the purchase date.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Investments in other investment companies are valued at their reported net asset value. In each of these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Diamond Hill Funds

Notes to Schedules of Investments and Securities Sold Short
September 30, 2015
(Unaudited)

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, which may approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, certain stale prices, or an event occurs that materially affects the furnished price) are valued by the Fair Value Committee. In these cases, the Fair Value Committee, established and appointed by the Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

Approximately 0.4% of the Strategic Income Fund’s September 30, 2015 net assets are being valued using estimates provided by the Fair Value Committee.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Levels 1, 2 or 3 as of September 30, 2015 based on input levels assigned at December 31, 2014.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Diamond Hill Funds

Notes to Schedules of Investments and Securities Sold Short
September 30, 2015
(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2015:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs
Investments in Securities: (Assets)
Small Cap Fund
Common Stocks*	$1,324,587,231	$—
Registered Investment Companies	453,009,481	—
Total	1,777,596,712	—
Small-Mid Cap Fund
Common Stocks*	1,011,288,367	—
Registered Investment Companies	183,028,880	—
Total	1,194,317,247	—
Mid Cap Fund
Common Stocks*	16,921,303	—
Registered Investment Companies	5,808,331	—
Total	22,729,634	—
Large Cap Fund
Common Stocks*	3,198,080,088	—
Registered Investment Companies	120,917,210	—
Total	3,318,997,298	—
Select Fund
Common Stocks*	169,104,374	—
Registered Investment Companies	55,416,031	—
Total	224,520,405	—
Long-Short Fund
Common Stocks*	3,594,314,369	—
Registered Investment Companies	1,462,559,110	—
Total	5,056,873,479	—
Research Opportunities Fund
Common Stocks*	81,565,225	624,763
Corporate Bonds*	—	1,969,000
Registered Investment Companies	23,570,934	—
Total	105,136,159	2,593,763
Financial Long-Short Fund
Common Stocks*	29,000,383	—
Registered Investment Companies	8,274,605	—
Total	37,274,988	—
Strategic Income Fund
Collateralized Debt Obligations	—	946,752
Corporate Bonds*	—	237,013,721
Registered Investment Companies	40,976,454	—
Total	40,976,454	237,960,473

Investments in Securities Sold Short: (Liabilities)
Long-Short Fund
Common Stocks*	(960,043,707)	—
Research Opportunities Fund
Common Stocks*	(15,598,288)	—
Financial Long-Short Fund
Common Stocks*	(3,795,231)	—

*	See Schedule of Investments and Schedule of Investments Sold Short for industry classification.

Diamond Hill Funds

Notes to Schedules of Investments and Securities Sold Short
September 30, 2015
(Unaudited)

The Funds did not hold any Level 3 securities during the quarter ended September 30, 2015.

Short sales — The Long-Short Fund, Research Opportunities Fund, Financial Long-Short Fund and Strategic Income Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales is maintained by the custodian and is used as collateral. It is included as “Segregated Cash With Custodian” on the Schedules of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause a Fund to have higher expenses (especially dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Funds’ investment advisor, Diamond Hill Capital Management, Inc. (“DHCM”) to accurately anticipate the future value of a security.

Securities lending — Under the terms of the securities lending agreement with State Street Bank and Trust Company (“State Street”), State Street is authorized to loan securities on behalf of the Funds to approved borrowers. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Funds each retain 85% of their respective net securities lending income and pay State Street the remaining 15%.

As of September 30, 2015, the fair value of securities loaned and the collateral held were as follows:

	Fair Value of Securities Loaned	Fair Value of Collateral Received
Small Cap Fund	$156,086,230	$160,300,832
Small-Mid Cap Fund	114,563,115	117,564,954
Mid Cap Fund	4,894,145	5,012,655
Large Cap Fund	100,198,399	102,381,077
Select Fund	48,541,307	49,739,554
Long-Short Fund	784,568,883	802,093,026
Research Opportunities Fund	22,937,634	23,502,453
Financial Long-Short Fund	7,856,828	8,051,823
Strategic Income Fund	15,358,719	15,866,823

Diamond Hill Funds

Notes to Schedules of Investments and Securities Sold Short
September 30, 2015
(Unaudited)

Security transactions — Throughout the reporting period, investment transactions are recorded no later than the first business day following trade date. For financial reporting purposes, investments are reported on trade date on the last business day of the reporting period. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method. The Funds record distributions received from investments in Real Estate Investment Trusts (“REITS”) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions.

Federal Tax Information

As of September 30, 2015, cost and unrealized appreciation (depreciation) on a tax basis for investment securities, excluding securities sold short, were as follows:

				Net
		Gross	Gross	Unrealized
	Federal	Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Small Cap Fund	$1,521,473,855	$351,690,255	$(95,567,398)	$256,122,857
Small-Mid Cap Fund	1,147,208,486	99,634,157	(52,525,396)	47,108,761
Mid Cap Fund	22,200,839	1,582,310	(1,053,515)	528,795
Large Cap Fund	2,816,866,516	609,656,450	(107,525,668)	502,130,782
Select Fund	232,057,716	5,927,506	(13,464,817)	(7,537,311)
Long-Short Fund	4,598,699,337	617,495,333	(159,321,191)	458,174,142
Research Opportunities Fund	107,518,586	7,995,910	(7,784,574)	211,336
Financial Long-Short Fund	35,563,503	3,655,276	(1,943,791)	1,711,485
Strategic Income Fund	290,110,703	1,500,193	(12,673,969)	(11,173,776)

Item 2.  Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Diamond Hill Funds

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Chief Executive Officer

Date:	November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Chief Executive Officer

Date:	November 24, 2015

By (Signature and Title)	/s/ Trent M. Statczar
Trent M. Statczar, Treasurer

Date:	November 24, 2015